Share-Based Compensation	6 Months Ended
Jun. 30, 2021
Share-based Payment Arrangement [Abstract]
Share-Based Compensation	Share-Based CompensationOptions granted under the Company's 2018 Equity Incentive Plan (the "2018 Plan") and 2017 Stock Option Plan (the "2017 Plan"), as well as restricted shares granted as employee incentives, typically vest over a four-year service period with 25% of the award vesting on the first anniversary of the commencement date and the balance vesting monthly over the remaining three years, unless the award contains specific performance vesting provisions. For equity awards issued that have both a performance vesting condition and a services condition, once the performance criteria is achieved, the awards are then subject to a four-year service vesting with 25% of the award vesting on the first anniversary of the performance condition being achieved and the balance vesting monthly over the remaining three years. Options granted in January 2021 contained performance conditions related to specified clinical milestones. Options granted under the 2018 Plan and 2017 Plan generally expire 10 years from the date of grant. For certain senior members of management and directors, the board of directors has approved an alternative vesting schedule. Restricted stock units awarded in December 2019 vest over a 3-year service period with 50% of the award vesting one and a half years, or 18 months, from commencement date and the remaining 50% of the award vesting at the end of the third year. Restricted stock units awarded in January 2021 contained a performance condition related to specified clinical milestones.
Share Option Valuation
The assumptions used in the Black-Scholes option pricing model to determine the fair value of the share options granted by the Company during the six months ended June 30, 2021 were as follows:

June 30,
2021
Expected option life (years)	5.27 to 6.08 years
Risk-free interest rate	0.62% to 1.14%
Expected volatility	80.04% to 81.55%
Expected dividend yield	—%
Share Options

The table below summarizes activity for the six months ended June 30, 2021:

	Number of Options	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding as of December 31, 2020	5,611,429	$17.19	7.96 years	$4,262
Granted	2,034,750	8.45	—	—
Exercised	(158,307)	0.79	—	—
Canceled or forfeited	(988,438)	16.68	—	—
Outstanding as of June 30, 2021	6,499,434	$14.93	8.20 years	$1,814
Exercisable as of June 30, 2021	2,873,805	17.91	7.40 years	$1,565
Vested and expected to vest as of June 30, 2021	6,499,436	$14.93	8.20 years	$1,814
The aggregate intrinsic value of share options is calculated as the difference between the exercise price of the share options and the fair value of the Company’s ADSs for those share options that had exercise prices lower than the fair value of the Company’s ADSs.
The weighted average grant-date fair value of share options granted was $5.83 per share for the six months ended June 30, 2021, of which none were vested at the date of these financials.
As of June 30, 2021, the total unrecognized compensation expense related to unvested options was $7.4 million, which the Company expects to recognize over a weighted average vesting period of 2.4 years.
During the six months ended June 30, 2021, the Company granted 1,602,500 options with performance conditions related to specified clinical milestones and 107,500 options with performance conditions were forfeited. As of June 30, 2021, the performance conditions were not determined to be probable and no expense was recorded for the six months ended June 30, 2021.
Restricted Ordinary Shares
A summary of the changes in the Company’s restricted ordinary shares during the six months ended June 30, 2021 is as follows:

	Number of restricted shares	Weighted average grant date fair value
Unvested and outstanding at December 31, 2020	90,383	$4.17
Granted	—	—
Vested	(80,233)	4.17
Canceled or forfeited	—	—
Unvested and outstanding at June 30, 2021	10,150	$4.17
As of June 30, 2021, there was no unrecognized compensation expense.

Restricted Stock Units

A restricted stock unit (“RSU”) represents the right to receive one of the Company’s ADSs upon vesting of the RSU. The fair value of each RSU is based on the closing price of the Company’s ADSs on the date of grant. The Company historically granted RSUs with service conditions that vest over 3-year service period with 50% of the award vesting one-and-half years from grant date and the remaining 50% of the award vesting at the end of the third year. In January 2021, the Company awarded restricted stock units that contained a performance condition based on a condition related to a specified clinical milestone. In March 2021, the Company awarded restricted stock units with service conditions that vest over a four year period with 25% on the first anniversary of the grant date, and the balance vesting quarterly over the remaining three years.

The following is a summary of RSU activity for the 2018 Plan for the six months ended June 30, 2021:

	Number of restricted shares	Weighted average grant date fair value
Unvested and outstanding at December 31, 2020	415,000	$12.09
Granted	1,045,650	8.71
Vested	(164,500)	12.09
Canceled or forfeited	(201,000)	10.85
Unvested and outstanding at June 30, 2021	1,095,150	$9.12

As of June 30, 2021, there was $1.4 million of unrecognized compensation expense related to unvested RSUs, which are expected to be recognized over a weighted average vesting period of 2.4 years.

During the three months ended June 30, 2021, 143,000 RSUs vested, however, the shares were not issued as of June 30, 2021, and as such are not included in the Company's outstanding shares at June 30, 2021.

During the six months ended June 30, 2021, the Company awarded 920,000 RSUs with a performance condition related to a specified clinical milestone and 70,000 RSUs with performance conditions were forfeited. As of June 30, 2021, the performance condition was not determined to be probable and accordingly, no expense was recorded for the six months ended June 30, 2021.
Share-based Compensation Expense
Share-based compensation expense recorded as research and development expenses, general and administrative expenses, and capitalized to property and equipment is as follows (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2021	2020	2021	2020
Research and development	$860	$3,704	$(794)	$8,266
General and administrative	420	1,734	1,404	3,361
Capitalized	—	(133)	—	(87)
Total share-based compensation	$1,280	$5,305	$610	$11,540

The decrease in share-based compensation expense of $10.9 million in the six months ended June 30, 2021 relates to forfeitures of share-based payment awards as a result of the reduction in workforce that took place during the period.